SHARE CAPITAL - Share option schemes - Narrative (Details)		12 Months Ended
	Dec. 31, 2005 CNY (¥) year	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2005 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of number of shares issued upon exercise of options granted to total issued capital		0.29%	0.42%	0.59%
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of number of shares issued upon exercise of options granted to total issued capital					10.00%
2005 Share Option Scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of share option scheme adopted	12 months
Consideration payable by a grantee for the grant of options | $ / shares					$ 1.00
Number of trading days preceding date of grant to determine average closing price of shares	5 days
Options granted under share option schemes	¥ 0	¥ 0	¥ 0	¥ 0
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		¥ 0	¥ 0	¥ 0
2005 Share Option Scheme [member] | Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of number of shares issued upon exercise of options granted to total issued capital					1.00%
Exercise periods for the options granted from the date of grant | year	10